Loss per share	12 Months Ended
Dec. 31, 2017
Loss per share
Loss per share

8.Loss per share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Group by the weighted average number of shares in issue during the year.  In accordance with IAS 33, where the Group has reported a loss for the period, the shares are anti-dilutive.

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
Loss after taxation	(44,810,366)	(40,324,302)	(8,516,699)

Basic and diluted weighted average shares in issue	231,530,091	116,558,191	61,225,922

Basic and diluted loss per share	(0.19)	(0.35)	(0.14)

The following potentially dilutive securities outstanding at December 31, 2017, 2016 and 2015 have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive.

	2017	2016	2015
Convertible promissory notes	—	—	14,510,770
Warrants	49,399,947	5,726,364	6,925,962
Share options	17,065,534	6,810,357	7,182,674

	66,465,481	12,536,721	28,619,406